Financial Instruments and Derivatives	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial Instruments and Derivatives	FINANCIAL INSTRUMENTS AND DERIVATIVES
The Company's financial assets and liabilities are comprised of cash, accounts receivable, long-term investments, derivative assets and liabilities, accounts payable and accrued liabilities, dividends payable and long-term debt.
Crescent Point's derivative assets and liabilities are transacted in active markets. Crescent Point's long-term investments can be transacted in active and non-active markets. The Company classifies the fair value of these transactions according to the following fair value hierarchy based on the amount of observable inputs used to value the instrument:
•Level 1 - Values are based on unadjusted quoted prices available in active markets for identical assets or liabilities as of the reporting date.
•Level 2 - Values are based on inputs, including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the marketplace. Prices in Level 2 are either directly or indirectly observable as of the reporting date.
•Level 3 - Values are based on prices or valuation techniques that are not based on observable market data.
Accordingly, Crescent Point's derivative assets and liabilities are classified as Level 2. Long-term investments are classified as Level 1, Level 2 or Level 3 depending on the valuation methods and inputs used and whether the applicable company is publicly traded or private. Assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement within the fair value hierarchy.
Discussions of the fair values and risks associated with financial assets and liabilities, as well as summarized information related to derivative positions are detailed below:
a) Carrying amount and fair value of financial instruments
The fair value of cash, accounts receivable, accounts payable and accrued liabilities and dividends payable approximate their carrying amount due to the short-term nature of those instruments. The fair value of the amounts drawn on bank credit facilities is equal to its carrying amount as the facilities bear interest at floating rates and credit spreads that are indicative of market rates. These financial instruments are classified as financial assets and liabilities at amortized cost and are reported at amortized cost.
Crescent Point's derivative assets and liabilities and long-term investments are transacted in active markets, classified as financial assets and liabilities at fair value through profit or loss and fair valued at each period with the resulting gain or loss recorded in net income.
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2021:

	2021 Carrying Value	2021 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	220.5	220.5	—	220.5	—
	220.5	220.5	—	220.5	—
Financial liabilities
Derivatives	164.9	164.9	—	164.9	—
Senior guaranteed notes (1)	1,638.8	1,618.4	—	1,618.4	—
	1,803.7	1,783.3	—	1,783.3	—
(1)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2020:

	2020 Carrying Value	2020 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	242.4	242.4	—	242.4	—
Long-term investments (1)	2.5	2.5	2.5	—	—
	244.9	244.9	2.5	242.4	—
Financial liabilities
Derivatives	45.4	45.4	—	45.4	—
Senior guaranteed notes (2)	1,871.4	1,847.7	—	1,847.7	—
	1,916.8	1,893.1	—	1,893.1	—
(1)Long-term investments are comprised of equity securities in public oil and gas companies.
(2)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
Derivative assets and liabilities
Derivative assets and liabilities arise from the use of derivative contracts. Crescent Point's derivative assets and liabilities are classified as Level 2 with values based on inputs including quoted forward prices for commodities, time value and volatility factors. Accordingly, the Company's derivative financial instruments are classified as fair value through profit or loss and are reported at fair value with changes in fair value recorded in net income.
The following table summarizes the fair value as at December 31, 2021 and the change in fair value for the year ended December 31, 2021:

($ millions)	Commodity (1)	Interest (2)	Foreign exchange (3)	Equity	Total
Derivative assets (liabilities), beginning of year	(26.3)	7.3	205.0	11.0	197.0
Unrealized change in fair value	(128.1)	(1.7)	(34.4)	22.8	(141.4)
Derivative assets (liabilities), end of year	(154.4)	5.6	170.6	33.8	55.6

Derivative assets, end of year	5.4	5.7	175.6	33.8	220.5
Derivative liabilities, end of year	(159.8)	(0.1)	(5.0)	—	(164.9)
(1)Includes crude oil, crude oil differentials, propane, natural gas and natural gas differential contracts.
(2)Includes interest payments on CCS and interest derivative contracts.
(3)Includes principal portion of CCS and foreign exchange contracts.
The following table summarizes the fair value as at December 31, 2020 and the change in fair value for the year ended December 31, 2020:

($ millions)	Commodity (1)	Interest (2)	Foreign exchange (3)	Equity	Total
Derivative assets, beginning of year	26.1	21.8	261.6	—	309.5
Unrealized change in fair value	(52.4)	(14.5)	(56.6)	11.0	(112.5)
Derivative assets (liabilities), end of year	(26.3)	7.3	205.0	11.0	197.0

Derivative assets, end of year	3.5	9.8	218.1	11.0	242.4
Derivative liabilities, end of year	(29.8)	(2.5)	(13.1)	—	(45.4)
(1)Includes oil and gas contracts.
(2)Includes interest payments on CCS and interest derivative contracts.
(3)Includes principal portion of CCS and foreign exchange contracts.
Offsetting financial assets and liabilities
Financial assets and liabilities are only offset if the Company has the legal right to offset and intends to settle on a net basis or settle the asset and liability simultaneously. The Company offsets derivative assets and liabilities when the counterparty, commodity, currency and timing of settlement are the same. The following table summarizes the gross asset and liability positions of the Company's financial derivatives by contract that are offset on the balance sheet as at December 31, 2021 and December 31, 2020:

	2021			2020
($ millions)	Asset	Liability	Net	Asset	Liability	Net
Gross amount	218.9	(163.3)	55.6	248.4	(51.4)	197.0
Amount offset	1.6	(1.6)	—	(6.0)	6.0	—
Net amount	220.5	(164.9)	55.6	242.4	(45.4)	197.0
b) Risks associated with financial assets and liabilities
The Company is exposed to financial risks from its financial assets and liabilities. The financial risks include market risk relating to commodity prices, interest rates, foreign exchange rates and equity price as well as credit and liquidity risk.
Commodity price risk
The Company is exposed to commodity price risk on crude oil and condensate, NGLs and natural gas revenues as well as power on electricity consumption. To manage a portion of this risk, the Company has entered into various derivative agreements.
The following table summarizes the unrealized gains (losses) on the Company's commodity financial derivative contracts and the resulting impact on income before tax due to fluctuations in commodity prices or differentials, with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2021		Year ended December 31, 2020
	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Commodity price
Crude oil and condensate	(148.5)	141.2	(73.7)	72.6
Natural gas	(1.1)	1.1	(1.8)	1.8
Propane	(0.8)	0.8	—	—
Differential
Crude oil	0.4	(0.4)	0.1	(0.1)
Natural gas	1.9	(1.9)	—	—
Interest rate risk
The Company is exposed to interest rate risk on bank credit facilities to the extent of changes in market interest rates. Based on the Company's floating rate debt position, as at December 31, 2021, a 1 percent increase or decrease in the interest rate on floating rate debt would amount to an impact on income before tax of $3.3 million (December 31, 2020 - $0.9 million) on an annualized basis.
Foreign exchange risk
The Company is exposed to foreign exchange risk in relation to its US dollar denominated long-term debt, investment in U.S. subsidiaries and in relation to its crude oil sales. Crescent Point utilizes foreign exchange derivatives to hedge its foreign exchange exposure on its US dollar denominated long-term debt. To partially mitigate foreign exchange risk relating to crude oil sales, the Company utilizes fixed price WTI crude oil contracts that settle in Canadian dollars and foreign exchange swaps.
The following table summarizes the resulting unrealized gains (losses) impacting income before tax due to the respective changes in the period end and applicable foreign exchange rates, with all other variables held constant:

		Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Exchange Rate	Year ended December 31, 2021		Year ended December 31, 2020
Cdn$ relative to US$		Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
US dollar long-term debt	Period End	162.8	(162.8)	197.8	(197.8)
Cross currency swaps	Forward	(168.2)	168.2	(210.7)	210.7
Foreign exchange swaps	Forward	(0.9)	0.9	(4.6)	4.6
Equity price risk
The Company is exposed to equity price risk on its own share price in relation to certain share-based compensation plans detailed in Note 23 - “Share-based Compensation”. The Company has entered into total return swaps to mitigate its exposure to fluctuations in its share price by fixing the future settlement cost on a portion of the cash settled plan.
The following table summarizes the unrealized gains (losses) on the Company's equity derivative contracts and the resulting impact on income before tax due to the respective changes in the applicable share price, with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2021		Year ended December 31, 2020
Share price	Increase 50%	Decrease 50%	Increase 50%	Decrease 50%
Total return swaps	27.4	(27.4)	13.3	(13.3)
Credit risk
The Company is exposed to credit risk in relation to its physical oil and gas sales, financial counterparty and joint venture receivables. A substantial portion of the Company's accounts receivable are with customers in the oil and gas industry and are subject to normal industry credit risks. To mitigate credit risk associated with its physical sales portfolio, Crescent Point obtains financial assurances such as parental guarantees, letters of credit, prepayments and third party credit insurance. Including these assurances, approximately 96 percent of the Company's oil and gas sales are with entities considered investment grade.
At December 31, 2021, approximately 3 percent (December 31, 2020 - 5 percent) of the Company's accounts receivable balance was outstanding for more than 90 days and the Company's average expected credit loss was 0.92 percent (December 31, 2020 - 0.90 percent) on a portion of the Company’s accounts receivable balance relating to joint venture receivables.
Liquidity risk
The Company manages its liquidity risk through managing its capital structure and continuously monitoring forecast cash flows and available credit under existing banking arrangements as well as other potential sources of capital.
At December 31, 2021, the Company had available unused borrowing capacity on bank credit facilities of approximately $1.98 billion, including $1.0 million outstanding letters of credit and cash of $13.5 million.
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2021, is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	450.7	—	—	—	450.7
Dividends payable	43.5	—	—	—	43.5
Derivative liabilities (1)	249.0	1.1	0.3	—	250.4
Senior guaranteed notes (2)	280.3	829.2	474.6	25.9	1,610.0
Bank credit facilities (3)	11.7	23.5	346.3	—	381.5
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2021 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans. The current maturity date of the Company's facilities is November 26, 2025. The Company expects that the facilities will continue to be renewed and extended prior to their maturity dates.
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2020 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	310.3	—	—	—	310.3
Dividends payable	1.3	—	—	—	1.3
Derivative liabilities (1)	30.3	1.3	—	—	31.6
Senior guaranteed notes (2)	251.9	767.0	816.2	26.9	1,862.0
Bank credit facilities (3)	13.1	413.0	—	—	426.1
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2020 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans.
c) Derivative contracts
The following is a summary of the derivative contracts in place as at December 31, 2021:

Financial WTI Crude Oil Derivative Contracts – Canadian Dollar (1)
	Swap		Collar			Three-way Collar
Term	Volume (bbls/d)	Average Price ($/bbl)	Volumes (bbls/d)	Average Sold Call Price ($/bbl)	Average Bought Put Price ($/bbl)	Volume (bbls/d)	Average Sold Call Price ($/bbl)	Average Bought Put Price ($/bbl)	Average Sold Put Price ($/bbl)
2022	19,856	80.81	16,894	87.66	75.09	10,000	88.18	77.25	66.40
2023 January - March	5,500	90.04	5,500	95.23	83.17	—	—	—	—
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial WTI Crude Oil Differential Derivative Contracts – Canadian Dollar (1)
Term	Volume (bbls/d)	Contract	Basis	Fixed Differential ($/bbl)
2022 January - March	2,000	Basis Swap	WCS (2)	(15.00)
2022 January - March	3,311	Basis Swap	MSW (3)	(4.88)
(1)The volumes and prices reported are the weighted average volumes and prices for the period.
(2)WCS refers to Western Canadian Select crude oil differential.
(3)MSW refers to Mixed Sweet Blend crude oil differential.

Financial Conway Propane Derivative Contracts – Canadian Dollar (1)
Term	Contract	Volume (gals/d)	Average Price ($/gal)
2022 January - October	Swap	21,000	1.32
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial AECO Natural Gas Derivative Contracts – Canadian Dollar (1)
	Swap		Collar
	Volume (GJ/d)	Average Price ($/GJ)	Volume (GJ/d)	Average Sold Call Price ($/GJ)	Average Bought Put Price ($/GJ)
Term
2022 January - March	20,000	2.94	20,000	6.20	4.05
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial NYMEX Natural Gas Differential Derivative Contracts – US Dollar (1)
Term	Volume (mmbtu/d)	Contract	Basis	Fixed Differential (US$/mmbtu)
2022 April - December	15,000	Basis Swap	AECO	(0.94)
2023	15,000	Basis Swap	AECO	(0.94)
2024	15,000	Basis Swap	AECO	(0.94)
2025 January - March	15,000	Basis Swap	AECO	(0.94)
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial Cross Currency Derivative Contracts
Term	Contract	Receive Notional Principal (US$ millions)	Fixed Rate (US%)	Pay Notional Principal (Cdn$ millions)	Fixed Rate (Cdn%)
January 2022	Swap	165.0	2.05	209.7	1.86
January 2022 - May 2022	Swap	170.0	4.00	166.9	5.03
January 2022 - April 2023	Swap	61.5	4.12	80.3	3.71
January 2022 - June 2023	Swap	270.0	3.78	274.7	4.32
January 2022 - June 2024	Swap	257.5	3.75	276.4	4.03
January 2022 - April 2025	Swap	82.0	4.30	107.0	3.98
January 2022 - April 2025	Swap	230.0	4.08	291.1	4.13
January 2022 - April 2027	Swap	20.0	4.18	25.3	4.25

Financial Foreign Exchange Forward Derivative Contracts
Settlement Date	Contract	Receive Currency	Receive Notional Principal ($ millions)	Pay Currency	Pay Notional Principal ($ millions)
January 2022	Swap	US$	17.0	Cdn$	21.8
January 2022	Swap	Cdn$	19.2	US$	15.0
January 2022	Swap (1)	Cdn$	32.0	US$	25.0
February 2022	Swap (1)	Cdn$	19.2	US$	15.0
May 2022	Swap	US$	30.0	Cdn$	32.2
(1) Based on an average floating exchange rate.

Financial Equity Derivative Contracts		Notional Principal ($ millions)	Number of shares
Term	Contract
January 2022 - April 2022	Swap	9.1	3,717,846
January 2022 - April 2023	Swap	8.3	3,674,746
January 2022 - April 2024	Swap	3.6	717,846